UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21866
Highland Funds I

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Long/Short Equity Fund

Shares		Value ($)

Common Stocks — 70.8%

CONSUMER DISCRETIONARY — 8.3%
302,200	American Axle & Manufacturing Holdings, Inc. (a)	3,804,697
179,400	Ascena Retail Group, Inc. (a)	5,814,354
272,900	Charming Shoppes, Inc. (a)	1,162,554
163,300	DIRECTV, Class A (a)	7,642,440
39,100	Expedia, Inc.	886,006
235,000	Iconix Brand Group, Inc. (a)	5,047,800
272,600	Life Time Fitness, Inc. (a)	10,170,706
49,611	Tempur-Pedic International, Inc. (a)(b)	2,513,293
37,700	Weight Watchers International, Inc.	2,642,770

		39,684,620

ENERGY — 4.6%
57,501	Concho Resources, Inc. (a)	6,169,857
51,600	Pioneer Natural Resouces Co.	5,259,072
574,200	Primary Petroleum Corp. (a)	401,394
156,700	Rosetta Resources, Inc. (a)	7,449,518
34,800	SM Energy Co.	2,581,812

		21,861,653

FINANCIAL — 11.4%
113,900	Aon Corp.	6,032,144
43,800	BlackRock, Inc.	8,804,238
234,800	Capitol Federal Financial, Inc.	2,646,196
2,257,000	Citigroup, Inc. (a)	9,975,940
260,900	CreXus Investment Corp.	2,979,478
278,196	DuPont Fabros Technology, Inc. REIT	6,746,253
182,700	Ezcorp, Inc., Class A (a)	5,734,953
138,700	Hospitality Properties Trust REIT	3,210,905
287,338	Pacific Capital Bancorp (a)	8,516,699

		54,646,806

HEALTHCARE — 4.0%
243,300	McKesson Corp.	19,232,865

INDUSTRIALS — 12.1%
161,800	Alexco Resource Corp. (a)	1,431,930
98,900	Deere & Co.	9,582,421
311,600	General Electric Co.	6,247,580
300,000	Hertz Global Holdings, Inc. (a)	4,689,000
54,600	IESI-BFC Ltd.	1,385,202
182,700	Kansas City Southern (a)	9,948,015
168,500	Navistar International Corp. (a)	11,682,105
168,800	Spirit Aerosystems Holdings, Inc., Class A (a)	4,333,096
111,300	Towers Watson & Co., Class A	6,172,698
23,200	Valmont Industries, Inc.	2,421,384

		57,893,431

INFORMATION TECHNOLOGY — 26.6%
57,600	Alliance Data Systems Corp. (a)	4,947,264
51,800	Apple, Inc. (a)	18,049,710
209,300	Avnet,Inc. (a)	7,135,037
155,539	Cognizant Technology Solutions Corp., Class A (a)	12,660,875
140,600	EMC Corp. (a)	3,732,930

Shares		Value ($)

INFORMATION TECHNOLOGY (continued)

257,388	Equinix, Inc. (a)	23,448,047
226,600	Fidelity National Information Services, Inc.	7,407,554
155,000	MICROS Systems, Inc. (a)	7,661,650
335,200	Monolithic Power Systems, Inc. (a)	4,756,488
694,800	NCR Corp. (a)	13,090,032
143,830	Rovi Corp. (a)	7,716,480
249,300	Spansion, Inc., Class A (a)	4,654,431
584,900	Western Union Co., (The)	12,148,373

		127,408,871

MATERIALS — 2.1%
61,900	CF Industries Holdings, Inc.	8,467,301
9,300	Tronox, Inc. (a)	1,297,350

		9,764,651

TELECOMMUNICATION SERVICES — 1.7%
333,199	ICO Global Communications Holdings Ltd. (a)	889,641
455,500	MetroPCS Communications, Inc. (a)	7,397,320

		8,286,961

	Total Common Stocks (Cost $333,504,381)	338,779,858

Contracts

Purchased Put Options (a) — 0.0%

CONSUMER STAPLES — 0.0%
450	Apple, Strike Price $325.00, Expiration 04/16/11	49,950

	Total Purchased Put Options (Cost $461,369)	49,950

Total Investments — 70.8% (Cost of $333,965,750) (d)		338,829,808

$188,736,840 in cash was segregated or on deposit with the brokers to cover investments sold short as of March 31, 2011 and is included in “Other Assets & Liabilities, Net”:
Short Sales — (28.1)%

CONSUMER DISCRETIONARY — (4.6)%
84,850	Advance Auto Parts, Inc.	(5,567,857)
50,000	General Motors Co. (c)	(1,551,500)
67,800	Leggett & Platt, Inc.	(1,661,100)
132,900	Macy’s, Inc.	(3,224,154)
87,800	P.F. Chang’s China Bistro, Inc.	(4,055,482)
75,000	Staples, Inc.	(1,456,500)
127,400	Thor Industries, Inc.	(4,251,338)

		(21,767,931)

CONSUMER STAPLES — (1.0)%
32,200	Hershey Co., (The)	(1,750,070)
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Long/Short Equity Fund

Shares		Value ($)

Short Sales (continued)

CONSUMER STAPLES (continued)

47,629	Ralcorp Holdings, Inc. (c)	(3,259,252)

		(5,009,322)

FINANCIAL — (4.6)%
174,200	Bank of America Corp.	(2,322,086)
93,200	Eaton Vance Corp.	(3,004,768)
300,000	Financial Select Sector SPDR Fund, ETF	(4,917,000)
88,600	iShares Dow Jones US Real Estate Index Fund, ETF	(5,262,840)
189,200	SPDR KBW Regional Banking, ETF	(5,032,720)
45,000	Wells Fargo & Co.	(1,426,950)

		(21,966,364)

HEALTHCARE — (0.5)%
45,600	Thermo Fisher Scientific, Inc. (c)	(2,533,080)

INDUSTRIALS — (4.0)%
120,700	AGCO Corp. (c)	(6,634,879)
32,300	Alaska Air Group, Inc. (c)	(2,048,466)
34,400	Boeing Co., (The)	(2,543,192)
22,653	Cummins, Inc.	(2,483,222)
46,900	Kennametal, Inc.	(1,829,100)
21,100	Lindsay Corp.	(1,667,322)
53,200	Owens Corning, Inc. (c)	(1,914,668)

		(19,120,849)

INFORMATION TECHNOLOGY — (6.7)%
30,000	ADTRAN, Inc.	(1,273,800)
30,800	Digital River, Inc. (c)	(1,152,844)
85,400	FLIR Systems, Inc.	(2,955,694)
46,100	Infosys Technologies Ltd., SP ADR	(3,305,370)
30,600	Jabil Circuit, Inc.	(625,158)
68,900	Juniper Networks, Inc. (c)	(2,899,312)
231,100	Motorola Mobility Holdings, Inc. (c)	(5,638,840)
74,700	Netgear, Inc. (c)	(2,423,268)
87,400	Powershares QQQ, Trust Series 1, ETF	(5,019,382)
13,800	Salesforce.com, Inc. (c)	(1,843,404)
144,600	Semiconductor HOLDRs Trust, ETF	(5,004,606)

		(32,141,678)

MATERIALS — (1.4)%
81,100	Sherwin-Williams Co., (The)	(6,811,589)

OTHER — (5.3)%
150,334	SPDR S&P500 Trust, ETF	(19,920,758)
29,300	SPDR S&P Midcap 400 Trust, ETF	(5,260,815)

		(25,181,573)

Total Investments sold short (Proceeds $131,541,550)		(134,532,386)

Contracts		Value ($)

Other Assets & Liabilities, Net — 57.3%		273,958,195

Net Assets — 100.0%		478,255,617

Written Put Options (c) — 0.0%

INFORMATION TECHNOLOGY — 0.0%
450	Apple, Strike Price $305.00, Expiration 04/16/11	(13,050)

Total Written Put Options (Proceeds $206,427)		(13,050)

(a)	Non-income producing security.

(b)	Securities (or a portion of securities) on loan. As of March 31, 2011, the market value of securities loaned was $21,562,730. The loaned securities were secured with cash collateral of $22,142,721.

(c)	No dividend payable on security sold short.

(d)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross Unrealized appreciation	$9,561,611
Gross Unrealized depreciation	(4,697,553)

Net Unrealized depreciation	$4,864,058

Transactions in written options for the period ended March 31, 2011 were as follows:

	Number of
	Contracts	Premium

Outstanding, June 30, 2010	850	$251,014
Call Options Written	7,500	968,835
Call Options Closed	(4,925)	(614,943)
Call Options Exercised	(1,538)	(216,430)
Call Options Expired	(1,837)	(361,627)
Put Options Written	1,150	274,918
Put Options Exercised	(50)	(26,849)
Put Options Expired	(700)	(68,491)

Outstanding, March 31, 2011	450	$206,427

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
HOLDRs	Holding Company Depositary Receipts
LP	Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Long/Short Healthcare Fund

Principal ($)		Value ($)

US Senior Loans (a) — 2.9%

HEALTHCARE — 2.9%

Healthcare Services — 2.9%
400,000	CNS Response, Inc., Term Loan, 9.0%, 02/25/12 (b)	400,000
400,000	CNS Response, Inc., Term Loan, 9.0%, 11/11/11 (b)	400,000

		800,000

	Total US Senior Loans (Cost $800,000)	800,000

Shares

Common Stocks — 97.5%

HEALTHCARE — 96.0%

Biotechnology — 31.5%
80,886	Acadia Pharmaceuticals, Inc. (c)	131,035
89,245	Affymax, Inc. (c)(d)	523,868
60,000	Allos Therapeutics, Inc. (c)	190,200
60,661	Amarin Corp. PLC ADR (c)(d)	442,825
100,000	Anadys Pharmaceuticals, Inc. (c)	116,000
24,669	Cleveland Biolabs, Inc. (c)(d)	185,018
350,695	Dynavax Technologies Corp. (c)(e)	967,918
50,000	Exact Sciences Corp. (c)(d)	368,000
38,428	Halozyme Therapeutics, Inc. (c)(d)	257,852
60,000	Idenix Pharmaceuticals, Inc. (c)	199,200
16,588	InterMune, Inc. (c)(d)	782,788
289,702	Myrexis, Inc. (c)(d)	1,118,250
80,316	NPS Pharmaceuticals, Inc. (c)(d)	768,624
120,781	Oncothyreon, Inc. (c)(e)	467,422
223,600	Raptor Pharmaceuticals Corp. (c)(e)	771,420
13,530	Targacept, Inc. (c)(d)	359,763
258,549	Threshold Pharmaceuticals, Inc. (c)(e)	398,165
4,407	United Therapeutics Corp. (c)(d)	295,357
7,809	Vertex Pharmaceuticals, Inc. (c)(d)	374,285
48,747	XOMA, Ltd. (c)(d)	137,467

		8,855,457

Healthcare Distributors — 2.2%
15,000	Cardinal Health, Inc. (d)	616,950

Healthcare Equipment — 23.3%
20,698	ArthroCare Corp. (c)(d)	690,071
13,785	Baxter International, Inc. (d)	741,219
25,000	Conceptus, Inc. (c)(d)	361,250
1,068,076	Genesys Ventures IA, L.P. (b)(c)(f)	1,858,452
120,000	Hansen Medical, Inc. (c)(e)	265,200
20,000	Insulet Corp. (c)(d)	412,400
12,182	Kinetic Concepts, Inc. (c)(d)	662,944
16,282	Masimo Corp.	538,934
81,700	Uroplasty, Inc. (c)(d)	540,037
18,319	Volcano Corp. (c)(d)	468,966

		6,539,473

Healthcare Facilities — 7.6%
15,000	Amsurg Corp. (c)(d)	381,600

Shares		Value ($)

Healthcare Facilities (continued)

71,322	Health Management Associates, Inc., Class A (c)(d)	777,410
17,361	LifePoint Hospitals, Inc. (c)(d)	697,565
100,026	PHC, Inc., Class A (c)	263,068

		2,119,643

Healthcare Services — 3.6%
210,000	CNS Response, Inc. (c)	94,500
15,000	ePocrates, Inc. (c)	297,000
10,577	Quest Diagnostics, Inc.	610,504

		1,002,004

Healthcare Technology — 0.7%
4,290	athenahealth, Inc. (c)(d)	193,608

Life Sciences Tools & Services — 9.2%
6,000	Bio-Rad Laboratories, Inc., Class A (c)(d)	720,840
52,134	eResearchTechnology, Inc. (c)(d)	352,947
40,353	Kendle International, Inc. (c)(d)	432,181
20,229	PerkinElmer, Inc. (d)	531,416
66,400	pSivida Corp., ADR (c)	260,288
39,749	Radient Pharmaceuticals Corp. (c)(e)	21,616
40,000	Sequenom, Inc. (c)(d)	253,200

		2,572,488

Managed Healthcare — 7.3%
12,000	Aetna, Inc. (d)	449,160
16,000	CIGNA Corp. (d)	708,480
21,177	WellCare Health Plans, Inc. (c)(d)	888,375

		2,046,015

Medical Equipment — 3.2%
24,364	Healthspring, Inc. (c)(d)	910,483

Pharmaceuticals — 7.1%
162,091	Aeolus Pharmaceuticals, Inc. (c)(e)	97,255
325,000	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products	115,302
32,543	KV Pharmaceutical Co. (c)	194,933
20,000	Mylan, Inc. (c)(d)	453,400
156,914	Santarus, Inc. (c)	536,646
12,000	Teva Pharmaceutical Industries, Ltd., ADR (d)	602,041

		1,999,577

TOBACCO — 0.3%
20,339	Star Scientific, Inc. (c)	92,339

		26,948,037

OTHER — 1.5%
25,000	UltraPro Short ProShares Russell2000, ETF (c)(d)	432,250

	Total Common Stocks (Cost $25,957,839)	27,380,287

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Long/Short Healthcare Fund

Contracts		Value ($)

Purchased Call Options — 1.0%

HEALTHCARE — 1.0%
Healthcare Facilities — 1.0%
441	LifePoint Hospitals, Inc., Strike Price $35.00, Expiration 08/20/11	284,445

Pharmaceuticals — 0.0%
397	Salix Pharmaceuticals Ltd., Strike Price $45.00, Expiration 04/16/11	1,985

	Total Purchased Call Options (Cost $326,253)	286,430

Units

Warrants — 3.3%

HEALTHCARE — 3.3%
Life Sciences Tools & Services — 0.4%
40,000	Pluristem Therapeutics, Inc., Expiration 01/27/16	49,600
30,000	pSivida Corp., Expiration 01/19/16	62,400

		112,000

Biotechnology — 0.4%
94,204	Discovery Laboratories, Inc., Expiration 02/16/16	86,668
94,204	Discovery Laboratories, Inc., Expiration 05/16/12	29,203

		115,871

Pharmaceuticals — 1.5%
37,955	ADVENTRX Pharamceuticals, Inc., Expiration 01/07/12	11,387
37,955	ADVENTRX Pharamceuticals, Inc., Expiration 01/07/16	40,612
121,816	MediciNova, Inc., Expiration 03/24/16	170,542
271,081	Threshold Pharmaceuticals, Inc., Expiration 03/11/16	206,022

		428,563

Healthcare Services — 1.0%
666,666	CNS Response, Inc., Expiration 02/25/18	133,333
666,666	CNS Response, Inc., Expiration 11/15/17	133,333

		266,666

	Total Warrants (Cost $0)	923,100

Total Investments — 104.7%		29,389,817

(Cost of $27,084,092) (h)

Shares	Value ($)
$15,843,641 in cash was segregated or on deposit with the brokers to cover instruments sold short as of March 31, 2011 and is included in “Other Assets & Liabilities, Net”:
Short Sales — (58.5)%

FINANCIAL — (2.1)%
43,280	eHealth, Inc. (g)	(575,624)

HEALTHCARE — (56.4)%
Biotechnology — (12.2)%
2,104	Amgen, Inc. (g)	(112,459)
59,200	Biotime, Inc. (g)	(441,040)
12,560	Genomic Health, Inc. (g)	(308,976)
19,219	Human Genome Sciences, Inc. (c)(g)	(527,562)
28,421	Myriad Genetics, Inc. (g)	(572,683)
11,352	Pharmasset, Inc. (g)	(893,516)
67,632	Sangamo Biosciences, Inc. (g)	(563,375)

		(3,419,611)

Environmental & Facilities Services — (1.6)%
5,000	Stericycle, Inc. (g)	(443,350)

Healthcare Distributors — (2.8)%
3,160	Henry Schein, Inc. (g)	(221,737)
2,115	MWI Veterinary Supply, Inc. (g)	(170,638)
15,000	PSS World Medical, Inc. (g)	(407,250)

		(799,625)

Healthcare Equipment — (9.1)%
6,650	Becton, Dickinson and Co.	(529,473)
2,000	Intuitive Surgical, Inc. (g)	(666,920)
15,000	Mindray Medical International, Ltd. (g)	(378,000)
3,745	Sirona Dental Systems, Inc. (g)	(187,849)
11,372	Stryker Corp.	(691,418)
1,443	Zimmer Holdings, Inc. (g)	(87,345)

		(2,541,005)

Healthcare Facilities — (1.4)%
15,000	Hanger Orthopedic Group, Inc. (g)	(390,450)

Healthcare Services — (4.4)%
10,000	Almost Family, Inc. (g)	(376,400)
16,245	Amedisys, Inc. (g)	(568,575)
3,000	Laboratory Corporation of America Holdings (g)	(276,390)

		(1,221,365)

Healthcare Supplies — (7.1)%
7,510	Alimera Sciences, Inc. (g)	(58,578)
12,135	Cooper Co., Inc. (The)	(842,776)
7,447	Haemonetics Corp. (g)	(488,076)
13,388	West Pharmaceutical Services, Inc.	(599,381)

		(1,988,811)

Healthcare Technology — (1.7)%
5,602	Quality Systems, Inc.	(466,871)

Life Sciences Tools & Services — (2.0)%
40,695	Pacific Biosciences of California, Inc. (g)	(571,765)

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Long/Short Healthcare Fund

Shares		Value ($)

Short Sales (continued)

Managed Healthcare — (1.6)%
10,000	UnitedHealth Group, Inc.	(452,000)

Pharmaceuticals — (12.0)%
1,273	Bristol-Myers Squibb Co.	(33,644)
20,000	Depomed, Inc. (g)	(200,800)
13,388	Eisai Co., Ltd.	(482,020)
14,000	Johnson & Johnson	(829,500)
10,000	Novartis AG, ADR	(543,500)
23,834	Pfizer, Inc.	(484,068)
40,601	Viropharma, Inc. (g)	(807,960)

		(3,381,492)

Tobacco — (0.6)%
35,000	Star Scientific, Inc. (g)	(158,900)

		(15,835,245)

	Total Investments sold short (Proceeds $15,547,673)	(16,410,869)

Other Assets & Liabilities, Net — 53.8%		15,095,925

Net Assets — 100.0%		28,074,873

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2011 Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $2,658,452, or 9.5% of net assets, were valued under fair value procedures as of March 31, 2011.

(c)	Non-income producing security.

(d)	All or part of this security is pledged as collateral for short sales.

(e)	Securities (or a portion of securities) on loan. As of March 31, 2011, the market value of securities loaned was 1,271,463. The loaned securities were secured with cash collateral of $1,464,103.

(f)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Assets with a total aggregate market value of $1,858,452, or 6.6% of net assets, were affiliated with the Fund as of March 31, 2011.

(g)	No dividend payable on security sold short.

(h)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross Unrealized appreciation	$3,350,766
Gross Unrealized depreciation	(1,045,041)

Net Unrealized depreciation	$2,305,725

Transactions in written options for the period ended March 31, 2011 were as follows:

ETF	Exchange Traded Fund
SP ADR	Sponsored American Depositary Receipt

	Number of
	Contracts	Premium

Outstanding, June 30, 2010	—	$—
Call Options Written	1,370	115,750
Call Options Closed	(1,297)	(114,167)
Call Options Expired	(73)	(1,583)
Put Options Written	56	8.847
Put Options Expired	(56)	(8,847)

Outstanding, March 31, 2011	—	$—

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2011
Valuation of Investments:
In computing the Highland Long/Short Equity Fund and the Highland Long/Short Healthcare Fund (the “Funds’”) net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service.
Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.
Fair Value Measurements — The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2011
Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
As of March 31, 2011, the Funds’ investments consisted of senior loans, common stock, preferred stock, options and warrants. The fair value of the Fund’s loans are generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
The fair value of the Funds’ common stocks, preferred stocks, options and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Funds will determine the investments fair value, as determined by the Board or its designee in accordance with procedures approved the Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of March 31, 2011 is as follows:

				Level 3
	Total Market	Level 1	Level 2 Other	Significant
	Value at	Quoted	Significant	Unobservable
	03/31/2011	Prices	Observable Inputs	Inputs
Long/Short Equity Fund
Investments in Securities*	$338,779,858	$338,779,858	$—	$—

Total Investments in Securities	$338,779,858	$338,779,858	$—	$—

Purchased Options by Risk Category Equity Contracts	$49,950	$49,950	$—	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2011

				Level 3
	Total Market	Level 1	Level 2 Other	Significant
	Value at	Quoted	Significant	Unobservable
	03/31/2011	Prices	Observable Inputs	Inputs
Long/Short Equity Fund (Cont’d)
Written Options by Risk Category Equity Contracts	$(13,050)	$(13,050)	$—	$—

Short Sales*	$(134,532,386)	$(134,532,386)	$—	$—

Long/Short Healthcare Fund
US Senior Loans	$800,000	$—	$—	$800,000
Common Stocks
Healthcare
Biotechnology	$8,855,457	$8,855,457	$—	$—
Healthcare Distributors	$616,950	$616,950	$—	$—
Healthcare Equipment	$6,539,473	$4,681,021	$—	$1,858,452
Healthcare Facilities	$2,119,643	$2,119,643	$—	$—
Healthcare Services	$1,002,004	$1,002,004	$—	$—
Healthcare Technology	$193,608	$193,608	$—	$—
Life Sciences Tools & Services	$2,572,488	$2,572,488	$—	$—
Managed Healthcare	$2,046,015	$2,046,015	$—	$—
Medical Equipment	$910,483	$910,483	$—	$—
Pharmaceuticals	$1,999,577	$1,999,577	$—	$—
Tobacco	$92,339	$92,339	$—	$—
Other	$432,250	$432,250	$—	$—

Purchased Options by Risk Category Equity Contracts	$286,430	$286,430	$—	$—

Warrants by Risk Category Equity Contracts	$923,100	$—	$—	$923,100

Short Sales*	$(16,410,869)	$(16,410,869)	$—	$—

*	Please refer to the Investment Portfolio for industry breakout
The table below sets forth a summary of changes in assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended March 31, 2011.
Highland Long/Short Healthcare Fund

	Warrants	US Senior	Portfolio
Assets at Fair Value using unobservable inputs (Level 3)	Debt	Loans	Investments
Balance as of June 30, 2010	$—	$—	$1,890,495
Transfer in/(out) of Level 3	—	—	—
Net purchases (sales)	—	800,000	—
Net change in amortization/(accretion) of premium/(discount)	—	—	—
Net change in realized gains/(losses)	—	—	—
Net change in unrealized gains/(losses)	923,100	—	(32,043)
Net purchases and sales	—	—	—
Balance as of March 31, 2011	$923,100	$800,000	$1,858,452
The net change in unrealized appreciation (depreciation) from Level 3 investments held as of March 31, 2011, for the Long/Short Healthcare Fund, was $1,713,476.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2011
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.
The Long/Short Equity Fund had no Level 3 assets as of June 30, 2010, December 31, 2010 or March 31, 2011.
Options:
The Long/Short Equity Fund and the Long/Short Healthcare Fund have written calls to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the Funds’ strategy.
Financial Instruments:
The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.
The fair value of derivative instruments whose primary underlying risk exposure is equity price risk at March 31, 2011 was as follows:
Fair Value

	Asset	Liability
Derivative	Derivatives	Derivatives
Long/Short Equity Fund
Options	$49,950	$13,050
Long/Short Healthcare Fund
Options	$286,430	$—
Warrants	$923,100	$—
For the period ended March 31, 2011, the Funds’ average volume of derivatives is as follows:

			Purchased	Written
	Warrants	Rights	Options	Options
Fund	(Units)	(Units)	(Contracts)	(Contracts)

Long/Short Equity Fund	—	3,981,733	3,850	688
Long/Short Healthcare Fund	681,803	—	1,093	201
Affiliated Issuers:
Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Long/Short Healthcare Fund held at least five percent of the outstanding voting stock of the following company during the period ended March 31, 2011:

	Shares at	Market Value	Market Value
Issuer	March 31, 2011	June 30, 2010	March 31, 2011

Genysys Ventures IA, L.P.	1,068,076	$1,890,495	$1,858,452

	1,068,076	$1,890,495	$1,858,452

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Funds I

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 5/26/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 5/26/11

By (Signature and Title)*	/s/ Brian Mitts

Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)
Date 5/26/11

*	Print the name and title of each signing officer under his or her signature.